Material Accounting Policies	12 Months Ended
Dec. 31, 2023
Material Accounting Policies
Material Accounting Policies

Note 1 Material Accounting Policies

Basis for Preparation

These consolidated financial statements have been prepared in accordance with the IFRS (R) Accounting Standards published by the International Accounting Standards Board (IASB). In addition, the consolidated financial statements comply with the recommendation of The Swedish Corporate Reporting Board RFR 1, Supplementary Accounting Regulations for Groups.

Material accounting policies

The Group provides disclosures of material accounting policies and accounting policy is material if the underlying transaction is material and information in the accounting policy is material to understand the transaction, e.g. if the Group has made a policy choice or if the accounting policy is company specific. When the Group applies an accounting policy as described in the applicable IFRS standard, the Group does not provide any disclosure of the applied accounting policy. In addition to material accounting policies described in this note, the Group has decided to present material accounting policies within the corresponding note that the policy relates to.

Primary financial statements

The group has elected to present in addition to minimum periods required under IFRS, a consolidated statement of income, consolidated statement of comprehensive income, consolidated statement of cash flows, and consolidated statement of changes in equity, for an additional comparative period. The Group has decided to present the consolidated statement of income based on function of expense.

Basis for Valuation and Current versus Non-Current Classification

The Group presents assets and liabilities in the statement of financial position based on current/non-current classification. An asset is current when it is expected to be realized within twelve months after the reporting period. All other assets are classified as non-current. A liability is current when it is due to be settled within twelve months after the reporting period. The Group classifies all other liabilities as non-current.

Functional Currency and Reporting Currency

The Parent Company’s functional currency is Swedish Kronor (SEK), which is also the presentation currency of the Group. This means that the financial statements are presented in Swedish kronor (SEK) and all amounts, unless otherwise stated, are rounded to the nearest thousand (SEK 000s).

Foreign exchange gains and losses as a result of transactions in foreign currency relating to operating receivables and liabilities are recognized net in operating profit as Other operating income or Other operating expenses, while foreign exchange gains and losses on financial receivables and liabilities are recognized net as financial items.

Cost of Sales

Cost of sales includes the cost of inventory sold, labor costs, manufacturing overhead expenses and reserves for expected scrap, as well as shipping and freight costs. Cost of sales also includes royalty costs related to in-license agreements.

Research and Development

Research and development expenses consist primarily of costs incurred for the Group’s development activities, including the development of the Group’s product candidates. The Group expenses research and development costs as incurred. The Group recognizes external development costs based on an evaluation of the progress to completion of specific tasks using information provided by Calliditas’ service providers. Payments for these activities are based on the terms of the individual agreements, which may differ from the pattern of costs incurred, and are reflected in the consolidated financial statements as a prepaid expense or accrued expense. Research and development tax credits are recognized in Sweden and in France. In Sweden tax credits are recognized on social security costs and in France tax credits are recognized on accredited suppliers. These research and development tax credits are recognized as an offset to research and development expenses in the consolidated statements of income.

Marketing and Selling Expenses

Marketing and selling expenses consist of salaries and other related costs for personnel in the Group and market access, commercialization and business development.

Administrative Expenses

Administrative expenses consist of salaries and other related costs for personnel in the Group, finance, corporate and administrative functions. Administrative expenses also include professional fees for legal, patent, accounting, auditing, tax and consulting services, related travel expenses and facility-related expenses, which include allocated expenses for rent and maintenance of facilities and other operating costs. Acquisition-related costs are included in administrative expenses in the consolidated statements of income and are expensed as the services are performed.

New and Amended Standards and Interpretations

Updated standards and interpretations from IASB and IFRIC interpretations that came into effect for the year ended December 31, 2023 have had no material impact on the Group. The Group has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective.

Future Standards and New Interpretations

Other future or altered standards or interpretations that the IASB has published are not expected to have any significant impact on the financial statements for the Group.

Cash Flow

The consolidated statement of cash flows is prepared in accordance with the indirect method.